Income Taxes - Provision for Income Tax Benefit by Applying Statutory Federal Income Tax Rate to Operating Loss from Continuing Operations (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
Income Tax Expense Benefit Continuing Operations Income Tax Reconciliation [Abstract]
Tax on the loss before income tax expense computed at the federal statutory rate	$ (2,486)	$ (4,666)
State tax (benefit) at statutory rate, net of federal benefit	(187)	(67)
Tax reform		10,613
Foreign rate differential	2	3
Change in valuation allowance	4,143	(8,485)
Change in research and development credits	(99)	(121)
Stock based compensation—ISOs	143	295
Change in fair value of warrants	(110)	343
Change in fair value of contingent consideration	119
Gain on deconsolidation	(4)
Disallowance of loss on discontinued operations	(426)
Acquisition costs		203
Change in NOL true up	(590)
Change in temporary difference true up	(456)
Loss on sale of NFI		(677)
Other	(49)	909
Total provision for income taxes benefit	$ 0	$ (1,650)